UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CHIMERA MORTGAGE SECURITIES LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X         Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001647862

CIM Trust 2018-J1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001733425

Central Index Key Number of underwriter (if applicable): ________________

Mohit Marria, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I:	REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Opus Narrative
99.2	Opus Exception Report
99.3	Opus Data Compare
99.4	Opus Grading Summary
99.5	Opus Pay History
99.6	Opus QM Report
99.7	Opus S and P Valuation Report
99.8	AMC Narrative
99.9	AMC Rating Agency Grades
99.10	AMC Securitization Exception Grades

99.11	AMC Securitization Valuation Report
99.12	AMC Title Report
99.13	AMC Pay History Report
99.14	Clayton Narrative
99.15	Clayton Tape Compare
99.16	Clayton Rating Agency ATR QM Data Fields
99.17	Clayton Valuations Summary
99.18	Clayton Waived Conditions Report
99.19	Clayton Conditions Report
99.20	KPMG Covered Services AUP Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHIMERA MORTGAGE SECURITIES LLC

(Depositor)

Date: April 6, 2018	/s/ Mohit Marria
Name: Mohit Marria
Title: Vice President (senior officer in charge of securitization)